UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04537

LIBERTY ALL-STAR GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Erin D. Nelson, Esq.

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: January 1 – March 31, 2014

Item 1 – Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (96.57%)
CONSUMER DISCRETIONARY (15.35%)
Auto Components (1.08%)
BorgWarner, Inc.	13,800	$848,286
Dorman Products, Inc.(a)	10,732	633,832

		1,482,118

Diversified Consumer Services (0.30%)
Ascent Capital Group, Inc., Class A(a)	5,432	410,388

Hotels, Restaurants & Leisure (3.33%)
Arcos Dorados Holdings, Inc., Class A	75,150	757,512
Chuy’s Holdings, Inc.(a)	13,643	588,559
Hilton Worldwide Holdings, Inc.(a)	30,175	671,092
Starbucks Corp.	23,585	1,730,667
Wynn Resorts Ltd.	3,800	844,170

		4,592,000

Internet & Catalog Retail (3.25%)
Amazon.com, Inc.(a)	6,120	2,059,502
priceline.com, Inc.(a)	1,395	1,662,687
RetailMeNot, Inc.(a)	23,456	750,592

		4,472,781

Leisure Equipment & Products (0.95%)
Black Diamond, Inc.(a)	28,380	347,087
Polaris Industries, Inc.	6,900	963,999

		1,311,086

Media (0.55%)
Discovery Communications, Inc., Class A(a)	9,200	760,840

Specialty Retail (3.13%)
CarMax, Inc.(a)	8,150	381,420
Dick’s Sporting Goods, Inc.	15,950	871,030
DSW, Inc., Class A	20,700	742,302
Francesca’s Holdings Corp.(a)	62,989	1,142,620
Tiffany & Co.	13,555	1,167,763

		4,305,135

Textiles, Apparel & Luxury Goods (2.76%)
Deckers Outdoor Corp.(a)	18,817	1,500,280
Kate Spade & Co.(a)	26,000	964,340
Under Armour, Inc., Class A(a)	11,600	1,329,824

		3,794,444

CONSUMER STAPLES (5.49%)
Beverages (1.77%)
The Boston Beer Co. Inc., Class A(a)	2,700	660,771
Constellation Brands, Inc., Class A(a)	8,500	722,245
Monster Beverage Corp.(a)	15,200	1,055,640

		2,438,656

Food & Staples Retailing (2.00%)
Costco Wholesale Corp.	8,705	972,175
The Fresh Market, Inc.(a)	18,047	606,379
PriceSmart, Inc.	7,154	722,053
Whole Foods Market, Inc.	8,865	449,544

		2,750,151

Food Products (1.72%)
The Hain Celestial Group, Inc.(a)	13,450	1,230,272
Mead Johnson Nutrition Co.	13,630	1,133,198

		2,363,470

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
ENERGY (6.67%)
Energy Equipment & Services (6.44%)
Core Laboratories N.V.	7,506	$1,489,491
Dril-Quip, Inc.(a)	24,880	2,789,048
Frank’s International N.V.	15,530	384,833
Geospace Technologies Corp.(a)	11,853	784,313
Oceaneering International, Inc.	21,435	1,540,319
Schlumberger Ltd.	19,300	1,881,750

		8,869,754

Oil, Gas & Consumable Fuels (0.23%)
RSP Permian, Inc.(a)	11,100	320,679

FINANCIALS (13.92%)
Capital Markets (3.82%)
The Charles Schwab Corp.	33,550	916,922
Evercore Partners, Inc.	12,466	688,746
Financial Engines, Inc.	14,044	713,154
FXCM, Inc., Class A	34,050	502,919
T. Rowe Price Group, Inc.	12,400	1,021,140
Virtus Investment Partners, Inc.(a)	8,183	1,417,050

		5,259,931

Commercial Banks (1.75%)
Signature Bank(a)	19,213	2,412,961

Consumer Finance (1.81%)
Santander Consumer USA Holdings, Inc.(a)	26,800	645,344
Visa, Inc., Class A	8,515	1,838,048

		2,483,392

Diversified Financial Services (0.59%)
MarketAxess Holdings, Inc.	11,500	681,030
Portfolio Recovery Associates, Inc.(a)	2,340	135,392

		816,422

Insurance (2.51%)
ACE Ltd.	16,500	1,634,490
Greenlight Capital Re Ltd., Class A(a)	41,379	1,357,231
Third Point Reinsurance Ltd.(a)	29,243	463,502

		3,455,223

Real Estate Investment Trusts (1.37%)
American Tower Corp.	23,050	1,887,103

Real Estate Management & Development (0.91%)
FirstService Corp.	20,582	977,851
Zillow, Inc., Class A(a)	3,174	279,629

		1,257,480

Thrifts & Mortgage Finance (1.16%)
BofI Holding, Inc.(a)	18,545	1,590,234

HEALTH CARE (12.73%)
Biotechnology (3.11%)
BioMarin Pharmaceutical, Inc.(a)	23,905	1,630,560
Celgene Corp.(a)	8,375	1,169,150
Intercept Pharmaceuticals, Inc.(a)	950	313,300
Puma Biotechnology, Inc.(a)	11,284	1,175,116

		4,288,126

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Health Care Equipment & Supplies (2.62%)
Insulet Corp.(a)	35,239	$1,671,033
Intuitive Surgical, Inc.(a)	3,200	1,401,568
Masimo Corp.(a)	19,526	533,255

		3,605,856

Health Care Providers & Services (1.52%)
ExamWorks Group, Inc.(a)	40,981	1,434,745
MWI Veterinary Supply, Inc.(a)	1,552	241,522
Premier, Inc., Class A(a)	12,710	418,795

		2,095,062

Health Care Technology (3.69%)
athenahealth, Inc.(a)	14,248	2,283,100
Cerner Corp.(a)	49,630	2,791,687

		5,074,787

Life Sciences Tools & Services (0.89%)
Illumina, Inc.(a)	8,250	1,226,445

Pharmaceuticals (0.90%)
Allergan, Inc.	9,990	1,239,759

INDUSTRIALS (15.85%)
Aerospace & Defense (2.25%)
B/E Aerospace, Inc.(a)	10,800	937,332
HEICO Corp.	7,135	429,242
Precision Castparts Corp.	6,850	1,731,406

		3,097,980

Air Freight & Logistics (0.45%)
XPO Logistics, Inc.(a)	21,133	621,522

Commercial Services & Supplies (2.13%)
The Advisory Board Co.(a)	18,572	1,193,251
Waste Connections, Inc.	39,776	1,744,575

		2,937,826

Electrical Equipment (0.87%)
AMETEK, Inc.	9,500	489,155
Rockwell Automation, Inc.	5,700	709,935

		1,199,090

Machinery (4.67%)
Cummins, Inc.	6,350	946,086
Graco, Inc.	19,228	1,437,101
Middleby Corp.(a)	5,481	1,448,135
Proto Labs, Inc.(a)	1,873	126,746
Rexnord Corp.(a)	20,756	601,509
WABCO Holdings, Inc.(a)	10,050	1,060,878
Wabtec Corp.	10,450	809,875

		6,430,330

Professional Services (3.48%)
Huron Consulting Group, Inc.(a)	9,080	575,490
IHS, Inc., Class A(a)	13,527	1,643,531
Paylocity Holding Corp.(a)	14,522	349,254
Stantec, Inc.	7,668	468,361
TriNet Group, Inc.(a)	9,263	197,395
Verisk Analytics, Inc., Class A(a)	18,400	1,103,264
WageWorks, Inc.(a)	8,060	452,247

		4,789,542

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Road & Rail (0.74%)
Kansas City Southern	5,550	$566,433
Landstar System, Inc.	7,515	445,038

		1,011,471

Trading Companies & Distributors (1.26%)
Fastenal Co.	19,270	950,396
MSC Industrial Direct Co., Inc., Class A	9,100	787,332

		1,737,728

INFORMATION TECHNOLOGY (25.11%)
Communications Equipment (1.88%)
InterDigital, Inc.	12,247	405,498
QUALCOMM, Inc.	19,520	1,539,347
ViaSat, Inc.(a)	9,350	645,524

		2,590,369

Electronic Equipment & Instruments (1.38%)
FARO Technologies, Inc.(a)	8,642	458,026
FEI Co.	7,800	803,556
IPG Photonics Corp.(a)	9,096	646,544

		1,908,126

Internet Software & Services (7.66%)
Envestnet, Inc.(a)	36,248	1,456,445
Equinix, Inc.(a)	7,135	1,318,833
Google, Inc., Class A(a)	2,078	2,315,952
LinkedIn Corp., Class A(a)	10,845	2,005,674
Liquidity Services, Inc.(a)	37,641	980,548
SPS Commerce, Inc.(a)	10,118	621,751
Stamps.com, Inc.(a)	17,182	576,628
Textura Corp.(a)	15,368	387,427
Twitter, Inc.(a)	18,950	884,397

		10,547,655

IT Services (1.34%)
ServiceSource International, Inc.(a)	39,211	330,941
VeriFone Systems, Inc.(a)	44,607	1,508,608

		1,839,549

Semiconductors & Semiconductor Equipment (1.98%)
ARM Holdings PLC(b)	40,522	2,065,406
NVIDIA Corp.	36,950	661,775

		2,727,181

Software (10.87%)
ANSYS, Inc.(a)	12,300	947,346
Concur Technologies, Inc.(a)	4,648	460,478
FireEye, Inc.(a)	9,200	566,444
FleetMatics Group PLC(a)	20,785	695,258
RealPage, Inc.(a)	42,831	777,811
Salesforce.com, Inc.(a)	39,370	2,247,633
ServiceNow, Inc.(a)	22,250	1,333,220
Solera Holdings, Inc.	20,974	1,328,493
Splunk, Inc.(a)	32,117	2,296,044
The Ultimate Software Group, Inc.(a)	13,470	1,845,390
Varonis Systems, Inc.(a)	5,592	199,970
VMware, Inc., Class A(a)	11,050	1,193,621
Workday, Inc., Class A(a)	11,750	1,074,303

		14,966,011

MATERIALS (1.13%)
Metals & Mining (1.13%)
Allegheny Technologies, Inc.	28,750	1,083,300

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Metals & Mining (continued)
Silver Wheaton Corp.	21,005	$476,814

		1,560,114

TELECOMMUNICATION SERVICES (0.32%)
Diversified Telecommunication (0.32%)
inContact, Inc.(a)	45,737	439,075

TOTAL COMMON STOCKS
(COST OF $90,455,180)		132,967,852

	PAR VALUE
SHORT TERM INVESTMENT (2.08%)
REPURCHASE AGREEMENT (2.08%)

Repurchase agreement with State Street Bank & Trust Co., dated 3/31/14, due 04/01/14 at 0.01%, collateralized by Federal Home Loan Mortgage Corp., 3.00%, 03/15/43, market value of $2,935,899 and par value of $3,245,000. (Repurchase proceeds of $2,866,001).

(COST OF $2,866,000)	$2,866,000	$2,866,000

TOTAL INVESTMENTS (98.65%)
(COST OF $93,321,180)(c)		135,833,852
OTHER ASSETS IN EXCESS OF LIABILITIES (1.35%)		1,862,264

NET ASSETS (100.00%)		$137,696,116

NET ASSET VALUE PER SHARE
(23,837,914 SHARES OUTSTANDING)		$5.78

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Cost of investments for federal income tax purposes is $93,787,137.

Gross unrealized appreciation and depreciation at March 31, 2014 based on cost of investments for federal income tax purposes is as follows:

Gross unrealized appreciation	$44,525,392
Gross unrealized depreciation	(2,478,677)

Net unrealized appreciation	$42,046,715

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Schedule of Investments.

LIBERTY ALL STAR® GROWTH FUND	Notes to Schedule of Investments
March 31, 2014 (unaudited)

Security Valuation

Equity securities including common stocks and exchange traded funds are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Repurchase agreements are valued at cost, which approximates fair value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Fund’s Board of Directors.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible devaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers. For the period ended March 31, 2014, the Fund only held American Depositary Receipts and did not hold any securities denominated in foreign currencies.

Security Transactions

Security transactions are recorded on trade date. Cost is determined and gains/ (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund engages in repurchase agreement transactions with institutions that the Fund’s investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement, including interest. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. These collateral agreements mitigate the counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Repurchase agreements are entered into by the Fund under a Master Repurchase Agreement (“MRA”) which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due or from the Fund.

Income Recognition

Interest income is recorded on the accrual basis. Premiums and discounts are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities and exchange-traded funds, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Repurchase agreements are valued at cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014. The Fund recognizes transfers between the levels as of the beginning of the annual period in which the transfer occurred.

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$132,967,852	$–	$–	$132,967,852
Short Term Investment	–	2,866,000	–	2,866,000

Total	$132,967,852	$2,866,000	$–	$135,833,852

*See Schedule of Investments for industry classifications

For the period ended March 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Directors and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Maryland Statutes

By resolution of the Board of Directors, the Fund has opted into the Maryland Control Share Acquisition Act and the Maryland Business Combination Act. In general, the Maryland Control Share Acquisition Act provides that “control shares” of a Maryland corporation acquired in a control share acquisition may not be voted except to the extent approved by shareholders at a meeting by a vote of two-thirds of the votes entitled to be cast on the matter (excluding shares owned by the acquirer and by officers or directors who are employees of the corporation). “Control shares” are voting shares of stock which, if aggregated with all other shares of stock owned by the acquirer or in respect of which the acquirer is able to exercise or direct the exercise of voting power (except solely by virtue of a revocable proxy), would entitle the acquirer to exercise voting power in electing directors within certain statutorily defined ranges (one-tenth but less than one-third, one-third but less than a majority, and more than a majority of the voting power). In general, the Maryland Business Combination Act prohibits an interested shareholder (a shareholder that holds 10% or more of the voting power of the outstanding stock of the corporation) of a Maryland corporation from engaging in a business combination (generally defined to include a merger, consolidation, share exchange, sale of a substantial amount of assets, a transfer of the corporation’s securities and similar transactions to or with the interested shareholder or an entity affiliated with the interested shareholder) with the corporation for a period of five years after the most recent date on which the interested shareholder became an interested shareholder. At the time of adoption, March 19, 2009, the Board and the Fund were not aware of any shareholder that held control shares or that was an interested shareholder under the statutes.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR GROWTH FUND, INC.

By:	/s/ William R. Parmentier, Jr.
William R. Parmentier, Jr.
President (Principal Executive Officer)

Date:	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William R. Parmentier, Jr.
William R. Parmentier, Jr.
President (Principal Executive Officer)

Date:	May 22, 2014

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	May 22, 2014